Related Party Transactions - Transactions with CMCC Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Interest expenses	¥ 170	¥ 187	¥ 142
Short-term bank deposits received	26,706	21,637	10,873
Short-term bank deposits repaid	21,637	10,873	8,611
China Mobile Communications Corporation [member]
Disclosure of transactions between related parties [line items]
Consideration of assets transferred		873
China Mobile Communications Corporation [member] | Telecommunications [member]
Disclosure of transactions between related parties [line items]
Services revenue	979	495	71
Services charges	188	103
China Mobile Communications Corporation [member] | Property leasing and management [member]
Disclosure of transactions between related parties [line items]
Services revenue	280	197	226
Services charges	1,365	1,129	1,009
China Mobile Communications Corporation [member] | Network assets [member]
Disclosure of transactions between related parties [line items]
Charges for use of network assets	1,891	1,448	2,308
China Mobile Communications Corporation [member] | Network capacity [member]
Disclosure of transactions between related parties [line items]
Charges for use of network capacity	¥ 4	¥ 30	¥ 402